Schedule 1 - Condensed Financial Information of Tata Motors Limited -Statements of Cash Flows (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Cash flows from operating activities:
Net income	₨ 67,682.0	$ 1,038.5	₨ 62,234.4	₨ 96,872.2
Adjustments for:
Depreciation and amortization expense	209,818.2	3,219.3	182,405.4	168,074.9
Inventory write-down	6,074.2		3,725.1	3,285.9
Allowances for trade and other receivables	145.7	2.2	1,706.0	6,719.1
Loss on sale of assets/assets written off and others (net)	23,825.5	365.6	11,418.6	9,477.4
(Gain) on sale/loss on fair valuation of available-for-sale investments (net)	1,561.7	24.0	1,826.0	1,813.9
Gain on fair value of below market interest loans	60.2	0.9	465.2	508.1
Foreign exchange (gain)/loss (net)	2,673.5	41.0	(12,840.5)	1,507.9
Income tax expense	38,058.5	583.9	35,670.0	27,512.7
Interest expense	46,365.0	711.4	42,365.7	47,912.6
Interest income	7,122.4	109.3	5,640.7	7,186.6
Dividend income and income on mutual funds	157.7	2.4	105.1	422.7
Cash flows from operating activities before changes in following assets and liabilities	327,103.4	5,018.8	288,236.1	381,778.0
Trade receivables	(43,265.8)	(663.8)	(23,677.8)	(7,945.6)
Finance receivables	(63,612.2)	(976.0)	(17,916.3)	(13,954.5)
Other financial assets	(33,730.5)	(517.5)	(1,193.2)	(4,066.1)
Other current assets	1,820.0	27.9	(7,700.4)	1,373.3
Inventories	(35,604.3)	(546.3)	(66,309.4)	(57,341.5)
Other non-current assets	(307.6)	(4.7)	(4,292.0)	(1,100.4)
Accounts payable	72,565.7	1,113.4	84,935.1	40,776.5
Acceptances	631.0	9.7	8,527.3	(974.3)
Other current liabilities	5,631.7	86.4	7,854.0	8,359.4
Other financial liabilities	15,419.8	236.6	7,651.3	7,292.2
Other non-current liabilities	(46,878.3)	(719.3)	16,348.7	27,586.4
Provisions	69,012.9	1,058.8	29,594.9	13,327.4
Cash generated from operations	268,785.8	4,124.0	322,058.3	395,110.8
Income tax paid (net)	30,211.6	463.5	18,951.0	20,397.8
Net cash provided by operating activities	238,574.2	3,660.5	303,107.3	374,713.0
Cash flows from investing activities:
Purchase of available-for-sale investments	3,287.8	50.4	63.6	128.7
Loans to others			97.8	7.5
Proceeds from sale of investments in subsidiary companies	194.3	3.0	506.1	892.1
Repayment of loans by joint operation			1,325.0
Repayment of loans by others			7.5	83.3
Deposits with banks/financial institutions	478,682.9	7,344.6	447,429.4	434,418.0
Realization of deposits with banks/financial institutions	523,438.0	8,031.3	334,465.5	414,663.0
Deposit of margin money and other restricted deposits	3,917.6	60.1	4,192.5	57,287.5
Realization of margin money and other restricted deposits	2,134.0	32.7	7,862.2	55,327.0
(Increase)/decrease in short term inter-corporate deposits			300.0	650.0
Interest received	6,904.7	105.9	6,381.8	7,309.6
Dividend received	157.7	2.4	105.1	422.7
Payments for property, plant and equipment	198,654.3	3,048.0	162,798.7	159,537.9
Proceeds from sale of property, plant and equipment	303.0	4.6	533.9	588.4
Payments for intangible assets	152,134.9	2,334.3	143,798.9	152,064.7
Net cash used in investing activities	(262,016.1)	(4,020.2)	(382,727.6)	(370,501.3)
Cash flows from financing activities:
Proceeds from issuance of shares			45.5	74,904.8
Dividends paid (including dividend distribution tax)			(730.0)
Interest paid	(54,106.4)	(830.2)	(52,223.8)	(56,068.2)
Proceeds from issuance of short-term debt	150,087.3	2,302.8	150,052.6	84,602.0
Repayment of short-term debt	(193,766.2)	(2,973.0)	(117,537.1)	(90,004.4)
Net change in other short-term debt (with maturity up to three months)	73,282.4	1,124.4	(7,662.5)	(13,377.4)
Proceeds from issuance of long-term debt	152,108.8	2,333.9	183,845.2	110,587.0
Repayments of long-term debt	(105,872.5)	(1,624.4)	(92,121.3)	(145,854.8)
Net cash provided by/(used in) financing activities	20,117.1	308.7	62,053.0	(37,928.7)
Net change in cash and cash equivalents	(3,324.8)	(51.0)	(17,567.3)	(33,717.0)
Effect of foreign exchange on cash and cash equivalents	13,064.1	200.4	(14,101.2)	7,822.2
Cash and cash equivalents, beginning of the year	139,867.6	2,146.0	171,536.1	197,430.9
Cash and cash equivalents, end of the year	147,167.5	2,258.0	139,867.6	171,536.1
Non-cash transactions:
Liability towards property, plant and equipment and intangible assets purchased on credit/deferred credit	83,465.4	1,280.6	33,463.5	37,960.4
Increase / (decrease) in liabilities arising transactions :
Exchange differences	27,680.3	424.7
Amortisation / EIR adjustments of prepaid borrowings	2,027.0	31.1
Tata Motors Limited [Member]
Cash flows from operating activities:
Net income	(16,773.7)	(257.3)	(58,276.0)	2,700.4
Adjustments for:
Depreciation and amortization expense	29,351.4	450.3	34,798.3	25,804.5
Inventory write-down	1,623.3	24.9	1,802.7	1,363.3
Allowances for trade and other receivables	(1,091.9)	(16.8)	1,705.1	1,958.2
Loss on sale of assets/assets written off and others (net)	16,521.5	253.5	9,748.8	5,523.1
(Gain) on sale/loss on fair valuation of available-for-sale investments (net)	(1,011.2)	(15.5)	(1,261.0)	(8,042.2)
Gain on fair value of below market interest loans	(60.2)	(0.9)	(465.2)	(505.0)
Foreign exchange (gain)/loss (net)	467.8	7.2	(2,291.1)	1,758.2
Income tax expense	1,382.5	21.2	1,674.5	(198.8)
Interest expense	17,650.5	270.8	15,901.5	14,955.5
Interest income	(3,926.0)	(60.2)	(1,846.5)	(2,637.8)
Dividend income and income on mutual funds	(10,546.9)	(161.8)	(6,765.0)	(10,617.1)
Provision for impairment of investment in a subsidiary			1,231.7
Cash flows from operating activities before changes in following assets and liabilities	33,587.1	515.3	(4,042.2)	32,062.3
Trade receivables	(12,187.7)	(187.0)	(2,023.6)	(7,040.5)
Finance receivables	0.4		(27.7)	205.7
Other financial assets	(11,202.3)	(171.9)	(800.7)	(174.3)
Other current assets	3,883.0	59.6	(2,521.2)	(2,019.7)
Inventories	(2,803.7)	(43.0)	(5,714.3)	(2,288.3)
Other non-current assets	430.0	6.6	119.7	1,149.8
Accounts payable	27,495.7	422.0	18,628.5	3,578.8
Acceptances	4,352.9	66.8	4,920.1	(632.5)
Other current liabilities	(632.3)	(9.7)	1,651.3	3,720.2
Other financial liabilities	(7,992.3)	(122.6)	4,106.4	(3,287.8)
Other non-current liabilities	(849.0)	(13.0)	(324.8)	817.4
Provisions	5,370.3	82.4	780.7	1,173.5
Cash generated from operations	39,452.1	605.5	14,752.2	27,264.6
Income tax paid (net)	(126.0)	(1.9)	(937.5)	(235.0)
Net cash provided by operating activities	39,326.1	603.6	13,814.7	27,029.6
Cash flows from investing activities:
Investments in Mutual Fund (purchased)/sold (net)	9,861.1	151.3	(5,374.0)	(16,690.2)
Investments in subsidiary companies	(3,000.0)	(46.0)	(1,390.8)	(599.8)
Investments in joint ventures	(25.0)	(0.4)
Purchase of available-for-sale investments	(416.3)	(6.4)
Advance towards investments in subsidiary companies				(731.1)
Loans to subsidiaries and equity accounted investees			(0.7)	(779.7)
Loans to others				(7.5)
Proceeds from sale of investments in subsidiary companies				7,469.0
Proceeds from sale of investments in other companies				850.5
Repayment of loans by joint operation			1,325.0
Repayment of loans by others			7.5
Deposits with banks/financial institutions	(6,025.4)	(92.4)		(21,955.0)
Realization of deposits with banks/financial institutions	5,453.3	83.7	1,140.0	21,255.6
Deposit of margin money and other restricted deposits	(1,661.3)	(25.5)	(1,147.1)	(55,112.9)
Realization of margin money and other restricted deposits	723.8	11.1	2,650.0	53,537.4
(Increase)/decrease in short term inter-corporate deposits	600.0	9.2	200.0	(350.0)
Interest received	3,934.5	60.4	2,561.1	2,539.0
Dividend received	10,546.9	161.8	6,765.0	10,424.6
Payments for property, plant and equipment	(12,608.7)	(193.6)	(18,728.3)	(16,876.3)
Proceeds from sale of property, plant and equipment	278.4	4.3	154.1	344.2
Payments for intangible assets	(14,438.8)	(221.6)	(15,541.6)	(15,960.0)
Net cash used in investing activities	(6,777.5)	(104.1)	(27,379.8)	(32,642.2)
Cash flows from financing activities:
Proceeds from issuance of shares	0.0		45.5	74,332.2
Dividends paid (including dividend distribution tax)	(27.5)	(0.4)	(730.0)
Interest paid	(21,188.7)	(325.1)	(19,575.9)	(20,859.1)
Proceeds from issuance of short-term debt	36,447.0	559.2	66,166.7	31,182.5
Repayment of short-term debt	(68,232.8)	(1,046.9)	(32,984.4)	(49,569.1)
Net change in other short-term debt (with maturity up to three months)	13,689.4	210.0	(16,472.8)	(26,376.2)
Proceeds from issuance of long-term debt	16,218.0	248.8	40,705.2	4,684.5
Repayments of long-term debt	(5,871.0)	(90.1)	(25,962.2)	(14,183.5)
Net cash provided by/(used in) financing activities	(28,965.6)	(444.5)	11,192.1	(788.7)
Net change in cash and cash equivalents	3,583.0	55.0	(2,373.0)	(6,401.3)
Effect of foreign exchange on cash and cash equivalents	(1.6)		(13.8)	7.3
Cash and cash equivalents, beginning of the year	1,883.9	28.9	4,270.7	10,664.7
Cash and cash equivalents, end of the year	5,465.3	83.9	₨ 1,883.9	4,270.7
Non-cash transactions:
Liability towards property, plant and equipment and intangible assets purchased on credit/deferred credit	2,580.4	39.6		₨ 4,151.5
Increase / (decrease) in liabilities arising transactions :
Exchange differences	256.6	3.9
Amortisation / EIR adjustments of prepaid borrowings	₨ 137.3	$ 2.1